INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
INCOME TAX [Text Block]

10. INCOME TAX

(a) Income tax expense (recovery)

	Years ended December 31,
	2020	2019
Current income tax:
Current period expense	1,769	817
Deferred income tax:
Origination and reversal of temporary differences	(10,648)	(33,145)
Deferred tax adjustments related to prior periods	(217)	(9)
Deferred income tax recovery	(10,865)	(33,154)
Income tax recovery	(9,096)	(32,337)

(b) Effective tax rate reconciliation

	Years ended December 31,
	2020	2019
Income tax at Canadian statutory rate of 36.5% (2019: 36.5%)	(11,922)	(31,279)
Permanent differences	4,189	885
Foreign tax rate differential	(3)	(191)
Unrecognized tax benefits	(1,143)	(1,793)
Deferred tax adjustments related to prior periods	(217)	41
Income tax recovery	(9,096)	(32,337)

(c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2020	2019
Property, plant and equipment	(154,587)	(156,669)
Other financial assets	5,714	2,951
Provisions	20,422	17,009
Tax loss carry forwards	89,391	86,006
Deferred tax liability	(39,060)	(50,703)

(d) Unrecognized deferred tax assets and liabilities

	As at December 31,
	2020	2019
Deductible temporary differences:
Debt	58,643	65,024
Other investments	30,523	33,344
Losses and tax pools	33,344	31,823
Other financial assets	12,304	17,713
Deferred tax asset:
Debt	7,873	8,778
Other investments	8,241	4,501
Losses and tax pools	4,501	8,592
Other financial assets	1,672	2,398

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.

Losses and tax pools of $33,344 (2019: $31,823) relate to non-capital losses in Canada which expire between 2027 and 2039.